Current and deferred income tax and social contribution - Total income tax and social contribution expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current and deferred income tax and social contribution
Income tax	R$ (226,866)	R$ (232,709)	R$ (87,581)
Total deferred income tax and social contribution	304,851	211,097	193,264
Total income tax and social contribution expenses	R$ (531,717)	R$ (443,806)	R$ (280,845)